Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Short-term employee benefits	$ 2,418	$ 3,122	$ 5,198
Share-based compensation	2,409	3,879	2,494
Termination benefits	1,395	1,172	0
Compensation of key management personnel	$ 6,222	$ 8,173	$ 7,692